Statements of Cash Flows - USD ($)	3 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Cash flows from operating activities of continuing operations:
Net income (loss)	$ (93,857)	$ (551,574)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of debt discount		13,654
Derivative expense	45,471	101,849
(Gain) loss on derivative liabilities	17,394	392,855
(Gain) loss on retirement of debt		(22,000)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	4,992	29,446
Net cash provided by (used in) operating activities	(26,000)	(35,770)
Cash flows from investing activities:
Net cash provided by (used in) financing activities
Cash flows from financing activities:
Proceeds from issuance of convertible debentures	26,000	47,051
Net cash provided by (used in) financing activities	26,000	47,051
Net increase (decrease) in cash and cash equivalents		11,281
Cash and cash equivalents at beginning of period	3	33
Cash and cash equivalents at end of period	3	11,314
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash investing and financing activities:
Beneficial conversion features and original issuance discounts on convertible debentures		54,617
Common stock issued to reduce convertible and promissory notes payable	17,806	19,264
Unrealized gain (loss) on securities		$ (3,660)